Operating Lease (Details) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Sep. 21, 2025	Jul. 01, 2023	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 05, 2025	Apr. 01, 2021
Leases, Operating [Abstract]
Operating lease, term	5 years		5 years 4 months 24 days					5 years
Lease payments	$ 303
ROU asset and lease liability			$ 1,078		$ 836	$ 962	$ 274,000
Operating lease discount rate			3.97%		4.00%
Lease expenses			$ 48	$ 41	$ 168	167
Operating expenses			101	84	231	$ 240
Lease payments					$ 768
ROU asset and lease liability		$ 1,200	$ 274
Operating lease term					5 years 9 months 18 days